UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                     ---------

                              The Gabelli ABC Fund
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                              THE GABELLI ABC FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The Gabelli ABC Fund (the "Fund") was created for conservative investors desiring to participate in the equity markets without assuming the full risk of portfolios fully invested in equities. Our objective is to achieve positive returns in the various market environments. Our approach to this mandate has been to build a diversified portfolio consisting of undervalued stocks, stable risk arbitrage positions, and risk-free short-term U.S. Treasury securities. Throughout the Fund's history, this portfolio mix has produced respectable returns in up markets and preserved capital during down markets. The Fund closed 2003 with a 4.9% gain, and has had positive total returns in each of the last 10 calendar years.

      After a deal-making drought, the pace of merger and acquisition activity rebounded in 2003. During 2003, our Fund's top performers included PeopleSoft, Titan Corp., Dana Corp. and Harbor Global. Completed deals during the year that boosted Fund performance included Wella AG, Scios, Banyu Pharmaceutical, Chateau Communities, J.D. Edwards and Pechiney. Lagging performers during the year included Griffin Land & Nurseries and BayCorp Holdings.

      As of April 1, 2002, we lowered our fees to 50 basis points because we were sitting on an above-average amount of cash in the portfolio due to a low level of merger and acquisition activity. Furthermore, as of January 1, 2003, the distributor has voluntarily waived receipt of the 25 basis points Rule 12b-1 distribution fee from the Fund, resulting in a waiver of fees totaling 75 basis points.

                                Sincerely yours,

                                /s/Bruce N. Alpert
                                Bruce N. Alpert
                                President
February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI ABC FUND,
      THE LIPPER U.S. TREASURY MONEY MARKET AVERAGE AND THE S&P 500 INDEX

                                           Lipper U.S. Treasury
                   Gabelli ABC Fund        Money Market       S&P 500 Index
5/14/93            10,000                  10,000             10,000
12/93              10,910                  10,163             10,659
12/94              11,401                  10,530             10,798
12/95              12,278                  11,091             14,858
12/96              13,667                  11,618             18,275
12/97              15,410                  12,139             24,370
12/98              17,127                  12,706             31,374
12/99              18,668                  13,247             37,972
12/00              20,693                  13,981             34,517
12/01              21,637                  14,451             30,413
12/02              21,825                  14,600             23,695
Dec-03             22,903                  14,661             30,488

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)

                                                                                                          SINCE
                                                QUARTER    1 YEAR      3 YEAR     5 YEAR     10 YEAR  INCEPTION (B)
                                                -------    ------      ------     ------     -------  -------------
 Gabelli ABC Fund .........................      1.98%      4.94%      3.44%       5.99%      7.70%      8.10%

 S&P 500 Index ............................     12.17%     28.67%     (4.05)%     (0.57)%    11.06%     11.19%
 Lipper U.S. Treasury Money
    Market Avg. ...........................      0.08%      0.42%      1.60%       2.91%      3.78%      3.71%(c)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and capital gains distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized.
 (b) From commencement of investment operations on May 14, 1993.
 (c) From April 30, 1993, the date closest to the Fund's inception for which data is available.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                      MARKET
    SHARES                                              COST           VALUE
   -------                                              ----           -----
              COMMON STOCKS -- 25.1%
              AEROSPACE -- 2.6%
    350,000   Titan Corp.+ ......................   $  7,476,598   $  7,633,500
                                                    ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
    125,000   Dana Corp. ........................      1,990,644      2,293,750
      5,000   Federal-Mogul Corp.+ ..............         14,938          1,125
                                                    ------------   ------------
                                                       2,005,582      2,294,875
                                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
      2,000   Aviall Inc.+ ......................         14,216         31,020
     20,000   Fairchild Corp., Cl. A+ ...........        157,951        100,800
     18,000   Kaman Corp., Cl. A ................        322,618        229,140
                                                    ------------   ------------
                                                         494,785        360,960
                                                    ------------   ------------
              BROADCASTING -- 0.1%
      4,000   Liberty Corp. .....................        175,808        180,760
        800   Salem Communications Corp.,
                Cl. A+ ..........................          6,232         21,696
                                                    ------------   ------------
                                                         182,040        202,456
                                                    ------------   ------------
              BUSINESS SERVICES -- 0.0%
      2,580   ProcureNet Inc.+ (a) ..............              0            387
                                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
     40,000   PeopleSoft Inc.+ ..................        716,800        912,000
  1,215,000   StorageNetworks Inc.
                Escrow+ (a) .....................              0         36,450
                                                    ------------   ------------
                                                         716,800        948,450
                                                    ------------   ------------
              CONSUMER PRODUCTS -- 3.6%
    350,000   Dial Corp. ........................      9,961,725      9,964,500
     60,000   Levcor International Inc.+ ........        140,640        240,000
     40,000   Packaging Dynamics Corp. ..........        261,828        411,200
                                                    ------------   ------------
                                                      10,364,193     10,615,700
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.2%
      6,000   Ampco-Pittsburgh Corp. ............         69,606         82,020
     45,120   Harbor Global Co. Ltd.+ ...........        175,722        410,592
      4,000   Katy Industries Inc.+ .............         41,365         22,840
                                                    ------------   ------------
                                                         286,693        515,452
                                                    ------------   ------------
              ENERGY AND UTILITIES -- 2.1%
      5,000   BayCorp Holdings Ltd.+ ............         73,579         65,300
     20,000   NiSource Inc.+ ....................         40,000         51,200
     35,000   Northeast Utilities ...............        695,575        705,950
     25,000   Progress Energy Inc., CVO+ ........         13,000          5,750
      7,000   SJW Corp. .........................        666,802        624,750
      1,500   Southwest Gas Corp. ...............         26,231         33,675
    200,000   Unisource Energy Corp. ............      4,918,210      4,932,000
                                                    ------------   ------------
                                                       6,433,397      6,418,625
                                                    ------------   ------------

                                                                      MARKET
    SHARES                                              COST           VALUE
   -------                                              ----           -----
              ENTERTAINMENT -- 0.3%
    150,000   CINAR Corp., Cl. B+ ...............   $    532,245   $    541,500
     25,000   GC Companies Inc.+ ................          3,750          8,750
     15,000   Liberty Media Corp., Cl. A+ .......        157,955        178,350
                                                    ------------   ------------
                                                         693,950        728,600
                                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
     10,674   Juno Lighting Inc.+ ...............        157,139        240,165
                                                    ------------   ------------
              FINANCIAL SERVICES -- 1.7%
      5,000   Abington Bancorp Inc. .............        166,282        192,950
     24,000   Argonaut Group Inc.+ ..............        624,709        372,960
     83,900   Bank of Bermuda Ltd. ..............      3,774,040      3,771,305
      1,000   Coastal Bancorp Inc. ..............         41,250         41,110
     30,000   Concord EFS Inc.+ .................        316,179        445,200
      5,000   FleetBoston Financial Corp. .......        198,780        218,250
      1,000   Leucadia National Corp. ...........         30,175         46,100
      1,000   Republic Bancshares Inc. ..........         31,750         31,470
                                                    ------------   ------------
                                                       5,183,165      5,119,345
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 6.6%
     20,000   Denny's Corp.+ ....................         49,969          8,200
    180,000   Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ............     13,924,491     13,995,000
        500   Genesee Corp., Cl. A+ .............          1,500          1,850
     12,200   Genesee Corp., Cl. B+ .............          7,936         44,042
    142,100   Grupo Continental SA ..............        218,331        240,263
    211,900   Horizon Organic Holding
                Corp.+ ..........................      5,043,213      5,075,005
                                                    ------------   ------------
                                                      19,245,440     19,364,360
                                                    ------------   ------------
              HEALTH CARE -- 5.0%
     60,000   BioReliance Corp.+ ................      2,873,793      2,869,200
    200,000   Esperion Therapeutics Inc.+ .......      6,912,555      6,922,000
    300,000   I-STAT Corp.+ .....................      4,578,755      4,590,000
      2,501   Zimmer Holdings Inc.+ .............        135,038        176,049
                                                    ------------   ------------
                                                      14,500,141     14,557,249
                                                    ------------   ------------
              METALS AND MINING -- 0.8%
     50,001   Alcan Inc. ........................      2,190,022      2,347,524
     10,000   Royal Oak Mines Inc.+ .............         11,858             45
                                                    ------------   ------------
                                                       2,201,880      2,347,569
                                                    ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
     35,001   Boise Cascade Corp. ...............      1,048,265      1,150,117
                                                    ------------   ------------
              REAL ESTATE -- 0.1%
     20,000   Griffin Land & Nurseries Inc.+ ....        322,381        284,220
        316   HomeFed Corp.+ ....................            566          9,164
      1,000   ProLogis ..........................         22,650         32,090
                                                    ------------   ------------
                                                         345,597        325,474
                                                    ------------   ------------
              RETAIL -- 0.3%
      1,000   Duane Reade Inc.+ .................         16,760         16,920
     10,000   Gucci Group NV, ADR ...............        849,843        855,500
                                                    ------------   ------------
                                                         866,603        872,420
                                                    ------------   ------------


                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                      MARKET
    SHARES                                              COST           VALUE
   -------                                              ----           -----
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 0.0%
     10,141   ATX Communications Inc.+ ..........   $     17,960   $      2,231
      3,000   Telegroup Inc.+ ...................             31              0
     10,000   USN Communications Inc.+ (a) ......            150             10
                                                    ------------   ------------
                                                          18,141          2,241
                                                    ------------   ------------
              WIRELESS COMMUNICATIONS-- 0.0%
        500   American Tower Corp., Cl. A+ ......          7,707          5,410
     14,000   Metricom Inc.+ ....................          1,680            112
     50,000   Winstar Communications Inc.+ ......          2,125             50
                                                    ------------   ------------
                                                          11,512          5,572
                                                    ------------   ------------
              TOTAL COMMON STOCKS ...............     72,231,921     73,703,517
                                                    ------------   ------------
              PREFERRED STOCKS -- 0.6%
              BROADCASTING -- 0.2%
      1,063   Granite Broadcasting Corp.,
                12.750% Pfd.+ ...................        439,685        680,320
                                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
      1,000     7.500% Cv. Pfd. + (b)(c) ........             92              0
      2,000     7.500% Cv. Pfd., Ser. A + (c) ...            185              0
                                                    ------------   ------------
                                                             277              0
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
     24,000     6.500% Cv. Pfd., Ser. A+ ........        413,792        118,800
     24,000     $3.75 Cv. Pfd., Ser. B+ .........        251,690        115,200
                                                    ------------   ------------
                                                         665,482        234,000
                                                    ------------   ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries Holdings Inc.,
                12.000% Pfd.+ ...................          4,750          2,560
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 0.3%
     18,000   Citizens Communications Co.,
                5.000% Cv. Pfd. .................        922,290        918,000
                                                    ------------   ------------
              TOTAL PREFERRED STOCKS ............      2,032,484      1,834,880
                                                    ------------   ------------
   PRINCIPAL
    AMOUNT
    ------
              CORPORATE BONDS -- 0.6%
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
 $  100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (c) ...........          2,250            375
                                                    ------------   ------------
              CONSUMER PRODUCTS -- 0.0%
    200,000   Revlon Consumer Products,
                Sub. Deb.,
                8.625%, 02/01/08 ................        114,982         87,000
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.4%
  1,500,000   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a) ............      1,047,342      1,036,680
                                                    ------------   ------------
              ELECTRONICS -- 0.1%
    400,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ................        324,803        399,500
                                                    ------------   ------------
 PRINCIPAL                                                           MARKET
   AMOUNT                                              COST           VALUE
   -------                                             ----           -----
              ENERGY AND UTILITIES-- 0.1%
 $  300,000   Mirant Corp., Sub. Deb. Cv.,
                2.500%, 06/15/21+ (c) ...........   $    226,624   $    184,500
                                                    ------------   ------------
              RETAIL -- 0.0%
    200,000  RDM Sports Group Inc.,
                Sub. Deb.,
                8.000%, 08/15/03+ (a)(c) ........          4,000         20,500
                                                    ------------   ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%, 05/01/11+ (a)(c) ........          8,500              0
                                                    ------------   ------------
              TOTAL CORPORATE BONDS .............      1,728,501      1,728,555
                                                    ------------   ------------
              U.S.  GOVERNMENT  OBLIGATIONS -- 73.5%
216,381,000   U.S.  Treasury Bills,
                0.842% to 0.945%++,
                01/02/04 to 03/25/04 ............    216,266,696    216,267,071
                                                    ------------   ------------
    SHARES
    ------
              WARRANTS -- 0.2%
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expire 11/24/09+ ................         45,461              1
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.2%
    187,500   GP Strategies Corp.,
                expire 08/14/08+ (a) ............        477,799        477,799
                                                    ------------   ------------
              TOTAL WARRANTS ....................        523,260        477,800
                                                    ------------   ------------
              TOTAL INVESTMENTS --
                100.0% ..........................   $292,782,862    294,011,823
                                                                   ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.0%                 58,473
                                                                   ------------
              NET ASSETS -- 100.0% ..........................      $294,070,296
                                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ................................      $292,661,488
                                                                   ============
              Gross unrealized appreciation .................      $  2,538,806
              Gross unrealized depreciation .................        (1,188,471)
                                                                   ------------
              Net unrealized appreciation/(depreciation) ....      $  1,350,335
                                                                   ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. At December 31, 2003, the market value of fair valued securities amounted to $1,571,826 or 0.5% of total net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the market value of Rule 144A securities amounted to $0 or 0.0% of total net assets.
(c)    Security in default.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value
    (Cost $292,782,862) ..................   $294,011,823
  Cash ...................................        268,911
  Dividends, reclaims and interest
    receivable ...........................         89,119
  Receivable for investments sold ........        898,941
  Receivable for Fund shares sold ........      1,688,274
  Other assets ...........................         15,136
                                             ------------
  TOTAL ASSETS ...........................    296,972,204
                                             ------------
LIABILITIES:
  Payable for investments purchased ......      2,494,140
  Payable for investment advisory fees ...        126,661
  Payable for Fund shares redeemed .......        128,098
  Other accrued expenses .................        153,009
                                             ------------
  TOTAL LIABILITIES ......................      2,901,908
                                             ------------
  NET ASSETS applicable to 29,906,505
    shares outstanding ...................   $294,070,296
                                             ============
NET ASSETS CONSIST OF:
  Capital stock, at par value ............   $     29,906
  Additional paid-in capital .............    292,790,776
  Accumulated net investment income ......        433,994
  Accumulated net realized loss
    on investments .......................       (413,773)
  Net unrealized appreciation
    on investments .......................      1,229,393
                                             ------------
  TOTAL NET ASSETS .......................   $294,070,296
                                             ============
  NET ASSET VALUE, offering and redemption price
    per share ($294,070,296 / 29,906,505
    shares outstanding; 1,000,000,000 shares
    authorized of $0.001 par value) ......          $9.83
                                                    =====


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes
    of $38,911) ..........................    $   906,441
  Interest ...............................      2,455,658
                                              -----------
  TOTAL INVESTMENT INCOME ................      3,362,099
                                              -----------
EXPENSES:
  Investment advisory fees ...............      2,719,620
  Distribution fees ......................        679,861
  Custodian fees .........................        103,568
  Shareholder services fees ..............         96,430
  Shareholder communications expenses ....         67,863
  Legal and audit fees ...................         42,179
  Registration fees ......................         22,671
  Directors' fees ........................         11,053
  Miscellaneous expenses .................         57,249
                                              -----------
  TOTAL EXPENSES .........................      3,800,494
                                              -----------
  Fees waived ............................     (2,039,671)
                                              -----------
  TOTAL NET EXPENSES .....................      1,760,823
                                              -----------
  NET INVESTMENT INCOME ..................      1,601,276
                                              -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS, FOREIGN CURRENCY
  AND FUTURES TRANSACTIONS:
  Net realized gain on investments,
    foreign currency and futures
    transactions .........................      6,845,476
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency .....................      4,808,623
                                              -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS, FOREIGN CURRENCY
    AND FUTURES TRANSACTIONS .............     11,654,099
                                              -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................    $13,255,375
                                              ===========


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED          YEAR ENDED
                                                                             DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                             -----------------   -----------------
OPERATIONS:
  Net investment income ....................................................    $  1,601,276         $ 1,918,519
  Net realized gain on investments, foreign currency, options
    and futures transactions ...............................................       6,845,476           1,340,955
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency .......................................       4,808,623          (1,021,955)
                                                                                ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................      13,255,375           2,237,519
                                                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ....................................................        (302,802)         (1,365,987)
  Net realized gain on investments .........................................      (8,024,250)         (1,181,891)
                                                                                ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................      (8,327,052)         (2,547,878)
                                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from capital share transactions ...............      28,127,775          93,915,547
                                                                                ------------        ------------
  NET INCREASE IN NET ASSETS ...............................................      33,056,098          93,605,188
NET ASSETS:
  Beginning of period ......................................................     261,014,198         167,409,010
                                                                                ------------        ------------
  End of period ............................................................    $294,070,296        $261,014,198
                                                                                ============        ============


                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. At December 31, 2003, there were no open call options.

The option activity for the Fund for the year ended December 31, 2003 was as follows:
                                                  NUMBER OF
CALL OPTIONS                                      CONTRACTS       PREMIUMS
------------                                      ---------       --------
Options outstanding at December 31, 2002 ..........     --        $     --
Options written during the period .................    750          80,248
Options exercised during the period ...............   (750)       $(80,248)
                                                     ------       ---------
Options outstanding at December 31, 2003 ..........      --              --
                                                     ======       =========

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2003, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At December 31, 2003, there were no open short sales.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment income for $1,340,395 and to increase accumulated net realized gain on investments for $907,060, with an offsetting adjustment to additional paid-in capital. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under Federal tax rules versus accounting principles generally accepted in the United States, including the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax characteristics of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                                        YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31, 2003          DECEMBER 31, 2002
                                                   ------------------          -----------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income
         (inclusive of short term capital gains) ..    $  302,802                   $2,469,266
      Net long term capital gains .................     8,024,250                       78,612
                                                       ----------                   ----------
      Total distributions paid ....................    $8,327,052                   $2,547,878
                                                       ==========                   ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Undistributed ordinary income/(loss)
         (inclusive of short term capital gains) .........    $ (100,721)
      Net unrealized appreciation ........................     1,350,335
                                                              ----------
      Total accumulated gain .............................    $1,249,614
                                                              ==========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has voluntarily agreed to reduce its advisory fee by 0.50%, but may increase or decrease such amounts at any time. The Fund's expenses were reduced by $1,359,810 for the year ended December 31, 2003.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $679,861, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly. Effective January 1, 2003, theDistributor has voluntarily agreed to waive the full 0.25% fee indefinitely, which has reduced the Fund's expenses by $679,861 for the year ended December 31, 2003.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $296,169,862 and $150,025,493, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, the Fund paid brokerage commissions of $248,359 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses on the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings during the year ended December 31, 2003.

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                             YEAR ENDED                         YEAR ENDED
                                                           DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                    -----------------------------      ----------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                    ------------    -------------      -----------    -------------
Shares sold ......................................   12,764,211     $ 125,709,683       20,404,013    $ 197,592,960
Shares issued upon reinvestment of dividends .....      654,597         6,434,682          195,131        1,881,060
Shares redeemed ..................................  (10,576,893)     (104,016,590)     (10,887,522)    (105,558,473)
                                                    ------------    -------------      -----------    -------------
  Net increase ...................................    2,841,915     $  28,127,775        9,711,622    $  93,915,547
                                                    ===========     =============      ===========    =============

9. CHANGE IN FUND'S AUDITOR. On November 19, 2003, based on the recommendation of the Audit Committee of the Fund, the Board of Directors voted to appoint Ernst & Young LLP as the Fund's independent auditor for the current fiscal year ending December 31, 2003, replacing Grant Thornton LLP ("GT"). During the two most recent fiscal years, GT audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and GTon accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of GT would have caused it to make reference to the disagreements in connection with its report.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------
                                                             2003         2002         2001            2000        1999
                                                           --------     --------     --------        -------      -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ...............    $   9.64     $   9.65     $   9.45        $  9.44      $ 9.59
                                                           --------     --------     --------        -------      -------
   Net investment income ..............................        0.05         0.07         0.10           0.19         0.26
   Net realized and unrealized gain on investments ....        0.43         0.01         0.33           0.83         0.59
                                                           --------     --------     --------        -------      -------
   Total from investment operations ...................        0.48         0.08         0.43           1.02         0.85
                                                           --------     --------     --------        -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..............................       (0.01)       (0.05)       (0.09)         (0.12)       (0.14)
   Net realized gain on investments ...................       (0.28)       (0.04)       (0.14)         (0.89)       (0.86)
                                                           --------     --------     --------        -------      -------
   Total distributions ................................       (0.29)       (0.09)       (0.23)         (1.01)       (1.00)
                                                           --------     --------     --------        -------      -------
   NET ASSET VALUE, END OF PERIOD .....................    $   9.83     $   9.64     $   9.65        $  9.45      $  9.44
                                                           ========     ========     ========        =======      =======
   Total return+ ......................................        4.9%         0.9%          4.6%          10.9%         9.0%
                                                           ========     ========     ========        =======      =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...............    $294,070     $261,014     $167,409        $62,372      $42,783
   Ratio of net investment income to average net assets        0.59%        0.74%        1.43%          1.55%        1.37%
   Ratio of operating expenses to average net assets
     before fees waived ...............................        1.40%        1.39%        1.46%(a)       1.50%(a)     1.47%
   Ratio of operating expenses
     to average net assets net of fees waived .........        0.65%        0.99%        1.46%(a)       1.50%(a)     1.47%
   Portfolio turnover rate ............................         244%         252%         308%           312%         672%

--------------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The fund incurred interest expense during the years ended December 31, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.44% and 1.45%, respectively.

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Shareholders and Board of Directors of
The Gabelli ABC Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc., as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Fund for the year ended December 31, 2002 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli ABC Fund at December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                            /s/ERNST & YOUNG LLP
New York, New York
February 10, 2004

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2003, the Fund paid to shareholders, on December 27, 2003, an ordinary income dividend (comprised of net investment income and short term capital gains) totaling $0.286. For the fiscal year ended December 31, 2003, 4.90% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 7.39% of the ordinary income distribution was qualifying dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2003 which was derived from U.S. Treasury securities was 12.71%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli ABC Fund met this strict requirement in 2003. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli ABC Fund Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli ABC Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF          NUMBER OF
NAME, POSITION(S)          OFFICE AND      FUNDS IN FUND
    ADDRESS 1               LENGTH OF     COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                 OTHER DIRECTORSHIPS
     AND AGE              TIME SERVED 2      BY DIRECTOR     DURING PAST FIVE YEARS                  HELD BY DIRECTOR
----------------          -------------   -----------------  ----------------------                  ------------------
INTERESTED DIRECTORS 3:
MARIO J. GABELLI           Since 1993          24            Chairman of the Board and               Director of Morgan Group
Director and                                                 Chief Executive Officer of              Holdings, Inc. (holding
Chief Investment Officer                                     Gabelli Asset Management Inc.           company); Vice Chairman of
Age: 61                                                      and Chief Investment Officer            Lynch Corporation (diversified
                                                             of Gabelli Funds, LLC                   manufacturing)
                                                             and GAMCO Investors, Inc.;
                                                             Vice Chairman and Chief Executive
                                                             Officer of Lynch Interactive
                                                             Corporation (multimedia and
                                                             services)

KARL OTTO POHL             Since 1993          33            Member of the Shareholder Committee     Director of Gabelli Asset
Director                                                     of Sal Oppenheim Jr. & Cie              Management Inc. (investment
Age: 74                                                      (private investment bank);              management), Chairman,
                                                             Former President of the  Deutsche       Incentive Capital and Incentive
                                                             Bundesbank and Chairman of its          Asset Management (Zurich);
                                                             Central Bank Council (1980-1991)        Director at Sal Oppenheim Jr.
                                                                                                     & Cie, Zurich
NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA        Since 1993          35            President and Attorney at Law in                     --
Director                                                     the law firm of Anthony J.
Age: 68                                                      Colavita, P.C.

VINCENT D. ENRIGHT         Since 1993          12            Former Senior Vice President and                     --
Director                                                     Chief Financial Officer of KeySpan
Age: 60                                                      Energy Corporation

MARY E. HAUCK              Since 2000           6            Retired Senior Manager of the Gabelli                --
Director                                                     O'Connor Fixed Income Mutual Funds
Age: 61                                                      Management Company

WERNER J. ROEDER, MD       Since 1993          26            Vice President/Medical Affairs, Lawrence             --
Director                                                     Hospital Center and practicing private physician
Age: 63

OFFICERS:
BRUCE N. ALPERT            Since 2003          --            Executive Vice President and Chief Operating         --
President                                                    Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                                      an officer of all mutual funds advised by
                                                             Gabelli Funds, LLC and its affiliates.
                                                             Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE             Since 1995          --            Vice President, General Counsel and Secretary        --
Vice President and                                           of Gabelli Asset Management Inc. since 1999
Secretary                                                    and GAMCO Investors, Inc. since 1993;
Age: 40                                                      Secretary of all mutual funds advised by
                                                             Gabelli Advisers, Inc. and Gabelli Funds, LLC

--------------------------------------------------------------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                BOARD OF DIRECTORS
Mario J. Gabelli, CFA           Mary E. Hauck
CHAIRMAN AND CHIEF              (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER              GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.   MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita             Karl Otto Pohl
ATTORNEY-AT-LAW                 FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.       DEUTSCHE BUNDESBANK

Vincent D. Enright              Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT    VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER     LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                    OFFICERS
Bruce N. Alpert                 James E. McKee
PRESIDENT                       SECRETARY

                   DISTRIBUTOR
              Gabelli & Company, Inc.

   CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
        State Street Bank and Trust Company

                    LEGAL COUNSEL
      Skadden, Arps, Slate, Meagher & Flom LLP

[GRAPHIC OMITTED]
GABELLI PHOTO

THE
GABELLI
ABC
FUND

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB408Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 in 2003 and $31,238 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $0 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $0 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                          ------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature